Share Capital and Reserves - Stock options - Exercise price range (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share Capital and Reserves
Number outstanding	3,298,032	2,324,786	1,906,000
Exercisable	1,859,595
Exercise Price per Share | $ / shares	$ 3.66
Weighted average life remaining (years)	2 years 7 months 20 days
Stock option having exercise price of 3.50 expiring on September 1, 2027
Share Capital and Reserves
Number outstanding	1,220,000
Exercisable	1,220,000
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	1 year 8 months 1 day
Stock option having exercise price of 3.50 expiring on November 28, 2026
Share Capital and Reserves
Number outstanding	200,000
Exercisable	200,000
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	10 months 28 days
Stock option having exercise price of 3.50 expiring on February 27, 2028
Share Capital and Reserves
Number outstanding	150,000
Exercisable	100,000
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	2 years 1 month 28 days
Stock option having exercise price of 3.50 expiring on March 20, 2028
Share Capital and Reserves
Number outstanding	150,000
Exercisable	100,000
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	2 years 2 months 19 days
Stock option having exercise price of 3.50 expiring on April 3, 2028
Share Capital and Reserves
Number outstanding	150,000
Exercisable	100,000
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	2 years 3 months 3 days
Stock option having exercise price of 3.50 expiring on November 28, 2026
Share Capital and Reserves
Number outstanding	29,375
Exercisable	29,375
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	10 months 28 days
Stock option having exercise price of 3.50 expiring on January 15, 2029
Share Capital and Reserves
Number outstanding	330,661
Exercisable	110,220
Exercise Price per Share | $ / shares	$ 3.5
Weighted average life remaining (years)	3 years 14 days
Stock option having exercise price of 4.00 expiring on January 15, 2030
Share Capital and Reserves
Number outstanding	608,996
Exercisable	0
Exercise Price per Share | $ / shares	$ 4
Weighted average life remaining (years)	4 years 14 days
Stock option having exercise price of 4.00 expiring on May 9, 2030
Share Capital and Reserves
Number outstanding	259,000
Exercisable	0
Exercise Price per Share | $ / shares	$ 4
Weighted average life remaining (years)	4 years 4 months 9 days
Stock option having exercise price of 4.00 expiring on May 12, 2030
Share Capital and Reserves
Number outstanding	200,000
Exercisable	0
Exercise Price per Share | $ / shares	$ 4
Weighted average life remaining (years)	4 years 4 months 9 days